Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Total revenues	$ 44,754	$ 42,472	$ 88,772	$ 80,208	$ 160,953
Total cost of revenues	25,825	23,521	49,094	44,506	90,986
Gross profit	18,929	18,951	39,678	35,702	69,967
Research and development expenses	3,219	4,803	7,465	9,098	15,185
Selling and marketing expenses	4,558	4,730	9,068	9,361	18,428
General and administrative expenses	4,067	3,778	8,265	7,564	15,702
Other expenses	14		14		601
Operating income	7,071	5,640	14,866	9,679	20,051
Financial income	453	508	987	788	2,118
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	(974)	191	(723)	315	(94)
Financial expense in respect of contingent consideration and other long- term liabilities.	(605)	(1,705)	(2,380)	(3,550)	(8,081)
Financial expenses	(192)	(145)	(384)	(304)	(660)
Income before tax on income	5,753	4,489	12,366	6,928	13,334
Taxes on income	1,623	(63)	(1,026)	(137)	1,128
Net Income	7,376	4,426	11,340	6,791	14,462
Other Comprehensive Income (loss) :
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met
Gain (loss) on cash flow hedges	677	(24)	563	(95)	(30)
Net amounts transferred to the statement of profit or loss for cash flow hedges	(104)		(158)	(57)	(59)
Remeasurement gain (loss) from defined benefit plan	2	1	10	8	89
Total comprehensive income (loss)	$ 7,951	$ 4,403	$ 11,755	$ 6,647	$ 14,462
Earnings per share attributable to equity holders of the Company:
Basic net earnings per share (in Dollars per share)	$ 0.13	$ 0.08	$ 0.2	$ 0.12	$ 0.25
Diluted net earnings per share (in Dollars per share)	$ 0.13	$ 0.08	$ 0.19	$ 0.12	$ 0.25
Proprietary Products
Total revenues	$ 38,436	$ 39,146	$ 78,453	$ 72,904	$ 141,447
Total cost of revenues	20,842	20,718	40,580	38,338	73,708
Gross profit	17,594	18,428	37,873	34,566	67,739
Distribution
Total revenues	6,318	3,326	10,319	7,304	19,506
Total cost of revenues	4,983	2,803	8,514	6,168	17,278
Gross profit	$ 1,335	$ 523	$ 1,805	$ 1,136	$ 2,228